ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entity change of name date	Aug. 10, 2012